Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions with related parties
Schedule of consolidated Group's transactions with its related parties

	2019
			Companies and
			organizations -controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Treasuries/government bonds	2,191	16	—	—	2,191	16
Other interest-bearing securities except loans	—	—	600	-4	600	-4
Loans in the form of interestbearing securities	—	—	1,699	21	1,699	21
Loans to credit institutions	—	—	2,665	87	2,665	87
Loans to the public	—	—	2,056	53	2,056	53
Settlement claim against the State(1)	9,124	—	—	—	9,124
Total	11,315	16	7,020	157	18,335	173
Debt securities issued	—	—	—	—	—	—
Other liabilities	24	—	—	—	24	—
Total	24	—	—	—	24	—

	2018
			Companies and
			organizations
			controlled through a
	The shareholder,		common owner, the
	the Swedish government		Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Treasuries/government bonds	103	0	—	—	103	0
Other interest-bearing securities except loans	—	—	6,847	-24	6,847	-24
Loans in the form of interestbearing securities	—	—	1,699	19	1,699	19
Loans to credit institutions	—	—	2,623	77	2,623	77
Loans to the public	—	—	2,582	53	2,582	53
Settlement claim against State(1)	3,915	—	—	—	3,915	—
Total	4,018	0	13,751	125	17,769	125
Debt securities issued	—	—	—	—	—	—
Other liabilities	18	—	—	—	18	—
Total	18	—	—	—	18	—

For information about “Settlement claim against State,” see note 16 Other assets and note 24 CIRR system.